STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Employee stock options $ in Millions		12 Months Ended
	Jan. 01, 2025 Options shares	Dec. 31, 2024 USD ($) Y Options	Dec. 31, 2023 USD ($) Y Options	Dec. 31, 2024 Options $ / shares shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				2,125,773	4,646,412	4,976,636
Weighted average exercise price of outstanding stock options				$ 72.37	$ 77.54	$ 75.04
Number of exercisable stock options | Options				632,584	2,950,555
Weighted average exercise price of exercisable stock options				$ 76.15	$ 80.18
Common stock reserved for future issuance | shares				2,125,773
Number of common shares available for grant | shares				2,137,825
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate		4.11%	4.26%
Expected life of stock options (in years) | Y		2.4	2.5
Expected volatility of Agnico Eagle's share price		32.00%	36.00%
Expected dividend yield		3.00%	3.60%
Total compensation expense recorded in the general and administrative | $		$ 10.3	$ 12.1
Granted during the year | Options		1,021,400	873,950
Vesting period		3 years
Subsequent events
Significant assumptions used to estimate the fair value of stock options
Granted during the year | Options	873,464
Number of stock options vested within 30 days of grant date | shares	218,366
Vesting period		3 years
Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				1,904,223
Weighted average remaining contractual life of outstanding share options		3 years 1 month 17 days
Weighted average exercise price of outstanding stock options				$ 70.38
Number of exercisable stock options | Options				411,034
Weighted average remaining contractual life of exercisable stock options		2 years 7 months 9 days
Weighted average exercise price of exercisable stock options				$ 68.94
Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				221,550
Weighted average remaining contractual life of outstanding share options		1 year 3 days
Weighted average exercise price of outstanding stock options				$ 89.52
Number of exercisable stock options | Options				221,550
Weighted average remaining contractual life of exercisable stock options		1 year 3 days
Weighted average exercise price of exercisable stock options				$ 89.52
Exercise Price Range 67.19 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				2,125,773
Weighted average remaining contractual life of outstanding share options		2 years 10 months 28 days
Weighted average exercise price of outstanding stock options				$ 72.37
Number of exercisable stock options | Options				632,584
Weighted average remaining contractual life of exercisable stock options		2 years 18 days
Weighted average exercise price of exercisable stock options				$ 76.15
Minimum | Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				67.19
Minimum | Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				79.98
Minimum | Exercise Price Range 67.19 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				67.19
Maximum | Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				72.65
Maximum | Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				89.59
Maximum | Exercise Price Range 67.19 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				$ 89.59